Other Income	6 Months Ended
Jun. 30, 2025
Other Income [Abstract]
OTHER INCOME

Note 12 — OTHER INCOME

	For the six months ended June 30,
	2024 (Unaudited)	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Interest income	5	52,991	41,663
Government grants	2,784	3,596	2,827
Total other income	2,789	56,587	44,490

Other income, which consists primarily of interest from a loan to a third party, was S$2,789 for the year ended December 31, 2024, and S$56,587 ($44,490) for the six months ended June 30, 2025.